Distribution Date:	05/17/22	UBS Commercial Mortgage Trust 2017-C3
Determination Date:	05/11/22
Next Distribution Date:	06/17/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2017-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276GAN2	1.935000%	24,572,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276GAP7	2.998000%	97,843,000.00	94,612,429.03	590,114.09	236,373.39	0.00	0.00	826,487.48	94,022,314.94	31.25%	30.00%
A-SB	90276GAQ5	3.215000%	45,701,000.00	45,701,000.00	0.00	122,440.60	0.00	0.00	122,440.60	45,701,000.00	31.25%	30.00%
A-3	90276GAR3	3.167000%	146,000,000.00	146,000,000.00	0.00	385,318.33	0.00	0.00	385,318.33	146,000,000.00	31.25%	30.00%
A-4	90276GAS1	3.426000%	181,922,000.00	181,922,000.00	0.00	519,387.31	0.00	0.00	519,387.31	181,922,000.00	31.25%	30.00%
A-S	90276GAW2	3.739000%	74,406,000.00	74,406,000.00	0.00	231,836.70	0.00	0.00	231,836.70	74,406,000.00	20.31%	19.50%
B	90276GAX0	4.092000%	32,774,000.00	32,774,000.00	0.00	111,759.34	0.00	0.00	111,759.34	32,774,000.00	15.50%	14.88%
C	90276GAY8	4.302021%	28,345,000.00	28,345,000.00	0.00	101,617.31	0.00	0.00	101,617.31	28,345,000.00	11.33%	10.88%
D-RR	90276GAB8	4.302021%	17,715,000.00	17,715,000.00	0.00	63,508.58	0.00	0.00	63,508.58	17,715,000.00	8.72%	8.38%
E-RR	90276GAD4	4.302021%	13,287,000.00	13,287,000.00	0.00	47,634.12	0.00	0.00	47,634.12	13,287,000.00	6.77%	6.50%
F-RR	90276GAF9	4.302021%	10,629,000.00	10,629,000.00	0.00	38,105.15	0.00	0.00	38,105.15	10,629,000.00	5.21%	5.00%
G-RR	90276GAH5	4.302021%	10,630,000.00	10,630,000.00	0.00	38,108.73	0.00	0.00	38,108.73	10,630,000.00	3.65%	3.50%
NR-RR	90276GAK8	4.302021%	24,802,195.00	24,802,195.00	0.00	75,492.68	0.00	0.00	75,492.68	24,802,195.00	0.00%	0.00%
R	90276GAL6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			708,626,195.00	680,823,624.03	590,114.09	1,971,582.24	0.00	0.00	2,561,696.33	680,233,509.94

X-A	90276GAU6	1.063856%	496,038,000.00	468,235,429.03	0.00	415,112.46	0.00	0.00	415,112.46	467,645,314.94
X-B	90276GAV4	0.359899%	135,525,000.00	135,525,000.00	0.00	40,646.11	0.00	0.00	40,646.11	135,525,000.00
Notional SubTotal			631,563,000.00	603,760,429.03	0.00	455,758.57	0.00	0.00	455,758.57	603,170,314.94

Deal Distribution Total					590,114.09	2,427,340.81	0.00	0.00	3,017,454.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276GAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276GAP7	966.98209407	6.03123463	2.41584365	0.00000000	0.00000000	0.00000000	0.00000000	8.44707828	960.95085944
A-SB	90276GAQ5	1,000.00000000	0.00000000	2.67916676	0.00000000	0.00000000	0.00000000	0.00000000	2.67916676	1,000.00000000
A-3	90276GAR3	1,000.00000000	0.00000000	2.63916664	0.00000000	0.00000000	0.00000000	0.00000000	2.63916664	1,000.00000000
A-4	90276GAS1	1,000.00000000	0.00000000	2.85500000	0.00000000	0.00000000	0.00000000	0.00000000	2.85500000	1,000.00000000
A-S	90276GAW2	1,000.00000000	0.00000000	3.11583340	0.00000000	0.00000000	0.00000000	0.00000000	3.11583340	1,000.00000000
B	90276GAX0	1,000.00000000	0.00000000	3.41000000	0.00000000	0.00000000	0.00000000	0.00000000	3.41000000	1,000.00000000
C	90276GAY8	1,000.00000000	0.00000000	3.58501711	0.00000000	0.00000000	0.00000000	0.00000000	3.58501711	1,000.00000000
D-RR	90276GAB8	1,000.00000000	0.00000000	3.58501722	0.00000000	0.00000000	0.00000000	0.00000000	3.58501722	1,000.00000000
E-RR	90276GAD4	1,000.00000000	0.00000000	3.58501693	0.00000000	0.00000000	0.00000000	0.00000000	3.58501693	1,000.00000000
F-RR	90276GAF9	1,000.00000000	0.00000000	3.58501741	0.00000000	0.00000000	0.00000000	0.00000000	3.58501741	1,000.00000000
G-RR	90276GAH5	1,000.00000000	0.00000000	3.58501693	0.00000000	0.00000000	0.00000000	0.00000000	3.58501693	1,000.00000000
NR-RR	90276GAK8	1,000.00000000	0.00000000	3.04379028	0.54122710	12.41138214	0.00000000	0.00000000	3.04379028	1,000.00000000
R	90276GAL6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276GAU6	943.95072359	0.00000000	0.83685617	0.00000000	0.00000000	0.00000000	0.00000000	0.83685617	942.76106859
X-B	90276GAV4	1,000.00000000	0.00000000	0.29991596	0.00000000	0.00000000	0.00000000	0.00000000	0.29991596	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/22 - 04/30/22	30	0.00	236,373.39	0.00	236,373.39	0.00	0.00	0.00	236,373.39	0.00
A-SB	04/01/22 - 04/30/22	30	0.00	122,440.60	0.00	122,440.60	0.00	0.00	0.00	122,440.60	0.00
A-3	04/01/22 - 04/30/22	30	0.00	385,318.33	0.00	385,318.33	0.00	0.00	0.00	385,318.33	0.00
A-4	04/01/22 - 04/30/22	30	0.00	519,387.31	0.00	519,387.31	0.00	0.00	0.00	519,387.31	0.00
X-A	04/01/22 - 04/30/22	30	0.00	415,112.46	0.00	415,112.46	0.00	0.00	0.00	415,112.46	0.00
X-B	04/01/22 - 04/30/22	30	0.00	40,646.11	0.00	40,646.11	0.00	0.00	0.00	40,646.11	0.00
A-S	04/01/22 - 04/30/22	30	0.00	231,836.70	0.00	231,836.70	0.00	0.00	0.00	231,836.70	0.00
B	04/01/22 - 04/30/22	30	0.00	111,759.34	0.00	111,759.34	0.00	0.00	0.00	111,759.34	0.00
C	04/01/22 - 04/30/22	30	0.00	101,617.31	0.00	101,617.31	0.00	0.00	0.00	101,617.31	0.00
D-RR	04/01/22 - 04/30/22	30	0.00	63,508.58	0.00	63,508.58	0.00	0.00	0.00	63,508.58	0.00
E-RR	04/01/22 - 04/30/22	30	0.00	47,634.12	0.00	47,634.12	0.00	0.00	0.00	47,634.12	0.00
F-RR	04/01/22 - 04/30/22	30	0.00	38,105.15	0.00	38,105.15	0.00	0.00	0.00	38,105.15	0.00
G-RR	04/01/22 - 04/30/22	30	0.00	38,108.73	0.00	38,108.73	0.00	0.00	0.00	38,108.73	0.00
NR-RR	04/01/22 - 04/30/22	30	293,354.22	88,916.30	0.00	88,916.30	13,423.62	0.00	0.00	75,492.68	307,829.52
Totals			293,354.22	2,440,764.43	0.00	2,440,764.43	13,423.62	0.00	0.00	2,427,340.81	307,829.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,017,454.90
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,453,077.61	Master Servicing Fee	4,733.35
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,406.87
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	283.68
ARD Interest	0.00	Operating Advisor Fee	1,486.47
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	402.82
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,453,077.61	Total Fees	12,313.18

Principal		Expenses/Reimbursements
Scheduled Principal	590,114.09	Reimbursement for Interest on Advances	40.57
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,383.05
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	590,114.09	Total Expenses/Reimbursements	13,423.62

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,427,340.81
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	590,114.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,017,454.90
Total Funds Collected	3,043,191.70	Total Funds Distributed	3,043,191.70

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	680,823,624.66	680,823,624.66	Beginning Certificate Balance	680,823,624.03
(-) Scheduled Principal Collections	590,114.09	590,114.09	(-) Principal Distributions	590,114.09
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	680,233,510.57	680,233,510.57	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	680,823,624.66	680,823,624.66	Ending Certificate Balance	680,233,509.94
Ending Actual Collateral Balance	680,336,898.62	680,336,898.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.63)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.63)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.30%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	80,096,395.32	11.77%	62	4.4082	NAP	Defeased	6	80,096,395.32	11.77%	62	4.4082	NAP
5,000,000 or less	8	26,327,675.54	3.87%	62	4.7663	1.657518	1.40 or less	14	129,554,881.03	19.05%	63	4.8548	0.687481
5,000,001 to 10,000,000	12	78,454,931.05	11.53%	62	4.4105	2.138504	1.41 to 1.50	4	18,453,074.86	2.71%	62	4.7076	1.463328
10,000,001 to 15,000,000	6	74,676,574.98	10.98%	62	4.6626	1.830027	1.51 to 1.60	2	48,671,167.52	7.16%	62	4.9500	1.550000
15,000,001 to 20,000,000	2	35,218,097.41	5.18%	62	4.7175	1.125157	1.61 to 1.70	2	60,769,844.67	8.93%	25	4.5086	1.651734
20,000,001 to 25,000,000	4	93,502,682.96	13.75%	62	4.4267	2.513606	1.71 to 1.80	3	39,720,896.94	5.84%	62	4.5565	1.715837
25,000,001 to 30,000,000	5	141,217,217.30	20.76%	38	4.0168	3.239992	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	3	109,827,436.01	16.15%	42	4.2903	1.604779	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 45,000,000	1	40,912,500.00	6.01%	61	3.6575	3.870000	2.01 to 2.25	3	38,776,941.80	5.70%	63	4.2234	2.158305
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	2	38,000,000.00	5.59%	61	3.6694	2.350000
Totals	47	680,233,510.57	100.00%	54	4.3234	2.296249	2.51 or greater	11	226,190,308.43	33.25%	47	3.8590	3.898576
							Totals	47	680,233,510.57	100.00%	54	4.3234	2.296249
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	80,096,395.32	11.77%	62	4.4082	NAP	Wyoming	1	2,532,431.33	0.37%	63	5.0200	1.670000
Alabama	1	5,288,400.58	0.78%	63	4.5000	1.480000	Totals	64	680,233,510.57	100.00%	54	4.3234	2.296249
Arizona	1	3,230,969.05	0.47%	62	4.8500	2.230000
									Property Type³
Arkansas	1	4,246,227.75	0.62%	63	4.8700	0.540000
California	7	175,610,623.30	25.82%	62	4.1515	2.370459		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	2,557,166.05	0.38%	63	5.0200	1.670000		Properties	Balance	Agg. Bal.			DSCR¹
Florida	16	56,360,837.09	8.29%	62	4.9119	1.536934	Defeased	6	80,096,395.32	11.77%	62	4.4082	NAP
Illinois	2	34,918,227.92	5.13%	14	4.1316	4.917637	Industrial	6	28,825,303.18	4.24%	62	4.5470	2.306258
Indiana	1	5,475,005.03	0.80%	60	4.9600	1.460000	Lodging	8	119,525,660.97	17.57%	48	4.6755	1.876690
Louisiana	1	5,367,680.21	0.79%	63	4.9200	1.150000	Mixed Use	1	51,350,000.00	7.55%	63	3.8810	3.370000
Michigan	4	16,457,558.72	2.42%	63	4.4226	2.935095	Mobile Home Park	1	6,062,619.12	0.89%	62	4.5500	1.450000
Mississippi	1	2,323,090.89	0.34%	63	5.2070	1.310000	Multi-Family	16	80,994,258.42	11.91%	40	4.0943	2.265390
Missouri	2	11,945,727.48	1.76%	63	4.9702	1.440899	Office	5	116,071,755.65	17.06%	62	4.1351	2.374973
Montana	1	1,141,591.69	0.17%	63	5.0200	1.670000	Other	9	35,099,844.67	5.16%	63	5.0200	1.576390
New Jersey	1	28,000,000.00	4.12%	63	4.0901	2.190000	Retail	10	150,119,272.33	22.07%	46	4.1953	2.645898
New York	3	71,196,456.90	10.47%	37	3.2879	2.804045	Self Storage	2	12,088,400.58	1.78%	63	4.4212	2.526292
North Carolina	2	7,227,510.11	1.06%	63	4.5941	1.330664	Totals	64	680,233,510.57	100.00%	54	4.3234	2.296249
Oklahoma	1	37,000,000.00	5.44%	0	4.1800	1.640000
Pennsylvania	1	25,514,516.78	3.75%	63	4.4800	3.340000
Tennessee	1	14,337,572.17	2.11%	61	5.3000	0.700000
Texas	3	14,742,210.74	2.17%	63	5.0501	1.380000
Utah	2	44,732,838.66	6.58%	63	4.5347	3.053311
Virginia	2	10,393,403.60	1.53%	63	4.6201	1.719597
West Virginia	1	13,413,380.23	1.97%	63	4.8900	1.360000
Wisconsin	1	6,123,688.63	0.90%	63	5.0200	1.670000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	80,096,395.32	11.77%	62	4.4082	NAP	Defeased	6	80,096,395.32	11.77%	62	4.4082	NAP
	3.500% or less	1	30,000,000.00	4.41%	3	2.6200	3.500000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	7	139,350,000.00	20.49%	62	3.7431	3.271256	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	11	192,116,299.75	28.24%	42	4.2795	2.645715	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	15	179,023,615.64	26.32%	62	4.8084	1.494226	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	7	59,647,199.86	8.77%	62	5.1072	1.311315	49 months or greater	41	600,137,115.25	88.23%	53	4.3120	2.357549
	Totals	47	680,233,510.57	100.00%	54	4.3234	2.296249	Totals	47	680,233,510.57	100.00%	54	4.3234	2.296249
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	80,096,395.32	11.77%	62	4.4082	NAP	Defeased	6	80,096,395.32	11.77%	62	4.4082	NAP
	60 months or less	5	102,602,055.16	15.08%	6	3.7426	3.282637	Interest Only	10	242,069,844.67	35.59%	38	3.8597	3.027835
	61 months or greater	36	497,535,060.09	73.14%	62	4.4295	2.166776	299 months or less	12	93,714,351.00	13.78%	62	4.8356	1.384540
	Totals	47	680,233,510.57	100.00%	54	4.3234	2.296249	300 months to 350 months	19	264,352,919.58	38.86%	63	4.5406	2.088699
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	47	680,233,510.57	100.00%	54	4.3234	2.296249
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	80,096,395.32	11.77%	62	4.4082	NAP				None
Underwriter's Information		5	112,271,012.19	16.50%	47	4.7419	2.596497
	12 months or less	30	431,244,853.28	63.40%	58	4.1921	2.392464
	13 months to 24 months	6	56,621,249.78	8.32%	22	4.3732	1.617826
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	680,233,510.57	100.00%	54	4.3234	2.296249
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30298801	MU	Carlsbad	CA	Actual/360	3.881%	117,561.96	0.00	0.00	N/A	08/06/27	--	36,350,000.00	36,350,000.00	05/06/22
1A2	30298824				Actual/360	3.881%	16,170.83	0.00	0.00	N/A	08/06/27	--	5,000,000.00	5,000,000.00	05/06/22
1A3	30298825				Actual/360	3.881%	32,341.67	0.00	0.00	N/A	08/06/27	--	10,000,000.00	10,000,000.00	05/06/22
2A3-2	30312954	RT	Torrance	CA	Actual/360	3.658%	124,697.89	0.00	0.00	N/A	06/01/27	--	40,912,500.00	40,912,500.00	05/01/22
2B3-2	30312953				Actual/360	3.658%	27,697.94	0.00	0.00	N/A	06/01/27	--	9,087,500.00	9,087,500.00	05/01/22
3A2	30312865	MF	Various	FL	Actual/360	4.950%	120,624.11	39,506.89	0.00	N/A	07/01/27	--	29,242,207.41	29,202,700.52	05/01/22
3A3	30312866				Actual/360	4.950%	80,416.07	26,337.93	0.00	N/A	07/01/27	--	19,494,804.93	19,468,467.00	05/01/22
4	30312955	OF	Atlanta	GA	Actual/360	3.990%	142,975.00	0.00	0.00	N/A	07/01/27	--	43,000,000.00	43,000,000.00	05/01/22
5	30312956	LO	Santa Ana	CA	Actual/360	4.810%	146,428.34	53,541.94	0.00	N/A	08/01/27	--	36,530,977.95	36,477,436.01	05/01/22
6A2-D2	30312957	OF	New York	NY	Actual/360	3.669%	76,445.83	0.00	0.00	N/A	06/01/27	--	25,000,000.00	25,000,000.00	05/01/22
6A2-D3	30312958				Actual/360	3.669%	39,751.83	0.00	0.00	N/A	06/01/27	--	13,000,000.00	13,000,000.00	05/01/22
7	30312959	RT	Oklahoma City	OK	Actual/360	4.180%	128,883.33	0.00	0.00	N/A	05/01/22	--	37,000,000.00	37,000,000.00	04/01/22
8	30298832	MF	New York	NY	Actual/360	2.620%	65,500.00	0.00	0.00	N/A	08/06/22	--	30,000,000.00	30,000,000.00	05/06/22
9	30312960	LO	Chicago	IL	Actual/360	4.044%	96,047.38	0.00	0.00	N/A	08/05/22	--	28,500,000.00	28,500,000.00	07/05/20
10	30298879	OF	Warren	NJ	Actual/360	4.090%	95,434.71	0.00	0.00	N/A	08/09/27	--	28,000,000.00	28,000,000.00	05/09/22
11	30312967	OF	Malvern	PA	Actual/360	4.480%	95,421.65	44,853.95	0.00	N/A	08/01/27	--	25,559,370.73	25,514,516.78	05/01/22
12	30298907	98	Various	Various	Actual/360	5.020%	99,437.18	0.00	0.00	N/A	08/05/27	--	23,769,844.67	23,769,844.67	05/05/22
13	30312968	RT	South Jordan	UT	Actual/360	4.586%	88,142.34	39,812.65	0.00	N/A	08/06/27	--	23,062,843.43	23,023,030.78	04/06/22
14	30312969	OF	Lehi	UT	Actual/360	4.480%	81,253.96	54,647.02	0.00	N/A	07/01/27	--	21,764,454.53	21,709,807.51	04/01/22
15	30312970	RT	Azusa	CA	Actual/360	4.430%	58,223.50	21,970.97	0.00	N/A	07/01/27	--	15,771,601.38	15,749,630.41	05/01/22
16	30312971	LO	Memphis	TN	Actual/360	5.300%	63,469.51	32,882.68	0.00	N/A	06/06/27	--	14,370,455.10	14,337,572.42	05/06/22
17	30312972	LO	Charleston	WV	Actual/360	4.890%	54,749.65	22,117.62	0.00	N/A	08/01/27	--	13,435,497.85	13,413,380.23	05/01/22
18	30298687	LO	Raleigh	NC	Actual/360	4.750%	51,167.13	21,863.50	0.00	N/A	07/06/27	--	12,926,432.18	12,904,568.68	05/06/22
19	30312973	LO	Oakland	CA	Actual/360	4.720%	45,709.44	28,181.68	0.00	N/A	08/01/27	--	11,621,043.14	11,592,861.46	05/01/22
20	30312974	IN	Allen Park	MI	Actual/360	4.300%	39,497.82	19,886.75	0.00	N/A	08/01/27	--	11,022,647.62	11,002,760.87	05/01/22
21	30312975	98	Houston	TX	Actual/360	5.020%	47,397.17	0.00	0.00	N/A	08/01/27	--	11,330,000.00	11,330,000.00	05/01/22
22	30298867	MF	Tupelo	MS	Actual/360	5.274%	46,386.50	16,346.71	0.00	N/A	08/06/27	--	10,554,381.10	10,538,034.39	05/06/22
23	30312976	LO	Williamsburg	VA	Actual/360	4.450%	28,053.26	18,951.59	0.00	N/A	08/01/27	--	7,564,924.20	7,545,972.61	05/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	30312977	MH	Cedar Rapids	IA	Actual/360	4.670%	28,756.32	12,590.57	0.00	N/A	08/01/27	--	7,389,203.91	7,376,613.34	05/01/22
25	30312978	IN	Bolingbrook	IL	Actual/360	4.520%	24,218.01	11,333.20	0.00	N/A	06/01/27	--	6,429,561.17	6,418,227.97	05/01/22
26	30312979	SS	Sonoma	CA	Actual/360	4.360%	24,706.67	0.00	0.00	N/A	08/06/27	--	6,800,000.00	6,800,000.00	05/06/22
27	30312980	IN	St Louis	MO	Actual/360	4.920%	24,450.89	14,115.11	0.00	N/A	08/01/27	--	5,963,631.64	5,949,516.53	05/01/22
28	30312981	MH	Bradenton	FL	Actual/360	4.550%	23,022.85	9,340.59	0.00	N/A	07/01/27	--	6,071,959.71	6,062,619.12	05/01/22
29	30312982	RT	Carmel	IN	Actual/360	4.960%	22,667.53	9,074.62	0.00	N/A	05/01/27	--	5,484,079.63	5,475,005.01	05/01/22
30	30312983	IN	Various	MI	Actual/360	4.670%	21,264.67	9,357.87	0.00	N/A	07/01/27	--	5,464,155.90	5,454,798.03	05/01/22
31	30312984	RT	Natchitoches	LA	Actual/360	4.920%	22,043.61	8,809.09	0.00	N/A	08/01/27	--	5,376,489.30	5,367,680.21	05/01/22
32	30312985	SS	Huntsville	AL	Actual/360	4.500%	19,866.26	9,268.15	0.00	N/A	08/01/27	--	5,297,668.73	5,288,400.58	05/01/22
33	30312986	RT	Winston Salem	NC	Actual/360	4.405%	18,405.97	8,901.60	0.00	N/A	08/01/27	--	5,014,112.59	5,005,210.99	05/01/22
34	30312987	LO	Fayetteville	AR	Actual/360	4.870%	17,273.74	10,135.71	0.00	N/A	08/01/27	--	4,256,363.46	4,246,227.75	05/01/22
35	30312988	RT	Redlands	CA	Actual/360	4.750%	14,446.43	8,928.38	0.00	N/A	06/01/27	--	3,649,624.21	3,640,695.83	04/01/22
36	30312989	MH	Shelbyville	IN	Actual/360	4.710%	14,509.77	6,259.79	0.00	N/A	08/01/27	--	3,696,757.85	3,690,498.06	05/01/22
37	30312990	LO	Fort Worth	TX	Actual/360	5.150%	14,677.85	7,869.93	0.00	N/A	08/01/27	--	3,420,080.67	3,412,210.74	05/01/22
38	30312991	RT	Oro Valley	AZ	Actual/360	4.850%	13,080.28	5,388.93	0.00	N/A	07/01/27	--	3,236,358.12	3,230,969.19	05/01/22
39	30312992	OF	Virginia Beach	VA	Actual/360	5.071%	12,060.79	6,631.52	0.00	N/A	08/01/27	--	2,854,062.51	2,847,430.99	05/01/22
40	30312993	MF	Montgomery	AL	Actual/360	4.950%	10,685.43	3,726.36	0.00	N/A	07/06/27	--	2,590,407.21	2,586,680.85	05/06/22
41	30298803	MF	Jackson	MS	Actual/360	5.207%	10,096.08	3,642.50	0.00	N/A	08/06/27	--	2,326,733.39	2,323,090.89	05/06/22
42	30312994	RT	Orange Park	FL	Actual/360	5.120%	6,958.46	3,838.29	0.00	N/A	05/01/27	--	1,630,888.44	1,627,050.15	05/01/22
Totals							2,453,077.61	590,114.09	0.00				680,823,624.66	680,233,510.57
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	7,267,112.00	1,820,357.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	7,267,112.00	1,820,357.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	7,267,112.00	1,820,357.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3-2	54,544,724.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B3-2	54,544,724.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	9,355,308.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	9,355,308.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	(144,914.31)	(173,433.16)	03/01/21	02/28/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2-D2	100,345,546.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2-D3	100,345,546.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	128,497.92	128,497.92	0.00	0.00
8	11,348,588.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	04/11/22	0.00	0.00	95,611.33	2,139,208.35	0.00	0.00
10	7,453,480.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,328,475.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	05/11/22	0.00	0.00	0.00	0.00	0.00	0.00
13	6,717,820.88	0.00	--	--	--	0.00	0.00	127,858.89	127,858.89	0.00	0.00
14	3,964,946.45	0.00	--	--	--	0.00	0.00	135,674.27	135,674.27	0.00	0.00
15	1,230,367.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	999,903.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,375,044.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,795,448.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,111,577.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	757,918.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,256,239.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	782,850.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,014,583.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	593,394.49	148,009.52	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	600,435.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	602,158.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	473,149.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	453,225.78	118,777.28	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	224,563.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	405,976.00	0.00	--	--	--	0.00	0.00	23,336.80	23,336.80	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	324.99	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	273,536.19	68,068.04	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	244,910.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	402,156,173.20	5,622,492.68				0.00	0.00	510,979.21	2,554,576.23	324.99	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/22	0	0.00	0	0.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323361%	4.300238%	54
04/18/22	0	0.00	0	0.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323724%	4.302021%	55
03/17/22	0	0.00	0	0.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.324056%	4.302351%	56
02/17/22	0	0.00	0	0.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.324471%	4.302764%	57
01/18/22	0	0.00	0	0.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	1	3,230,155.33	0	0.00	4.324798%	4.303090%	58
12/17/21	2	38,000,000.00	0	0.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.328395%	4.306700%	59
11/18/21	0	0.00	0	0.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.328743%	4.307046%	60
10/18/21	0	0.00	0	0.00	2	55,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.329061%	4.307362%	61
09/17/21	0	0.00	0	0.00	2	55,500,000.00	0	0.00	0	0.00	1	36,890,122.27	0	0.00	0	0.00	4.329405%	4.307704%	62
08/17/21	0	0.00	1	27,000,000.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.329719%	4.308016%	63
07/16/21	0	0.00	1	27,000,000.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.330031%	4.308327%	64
06/17/21	0	0.00	2	41,683,005.02	1	28,500,000.00	0	0.00	0	0.00	1	14,683,005.02	0	0.00	0	0.00	4.330367%	4.308660%	65
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30312959	04/01/22	0	5	128,497.92	128,497.92	0.00	37,000,000.00	05/09/22	98
9	30312960	07/05/20	21	6	95,611.33	2,139,208.35	8,741.02	28,500,000.00	04/22/20	2
13	30312968	04/06/22	0	B	127,858.89	127,858.89	0.00	23,062,843.43
14	30312969	04/01/22	0	B	135,674.27	135,674.27	0.00	21,764,454.53
35	30312988	04/01/22	0	B	23,336.80	23,336.80	0.00	3,649,624.21
Totals					510,979.21	2,554,576.23	8,741.02	113,976,922.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		37,000,000	0	37,000,000		0
0 - 6 Months		58,500,000	30,000,000	28,500,000		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		7,102,055	7,102,055	0		0
> 60 Months		577,631,455	577,631,455	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	680,233,511	614,733,511	0	0	28,500,000	0
Apr-22	680,823,625	652,323,625	0	0	28,500,000	0
Mar-22	681,367,584	652,867,584	0	0	28,500,000	0
Feb-22	682,041,076	653,541,076	0	0	28,500,000	0
Jan-22	682,580,085	654,080,085	0	0	28,500,000	0
Dec-21	686,347,057	619,847,057	38,000,000	0	28,500,000	0
Nov-21	686,925,824	658,425,824	0	0	28,500,000	0
Oct-21	687,458,106	631,958,106	0	0	55,500,000	0
Sep-21	688,032,502	632,532,502	0	0	55,500,000	0
Aug-21	688,560,285	633,060,285	0	27,000,000	28,500,000	0
Jul-21	689,085,923	633,585,923	0	27,000,000	28,500,000	0
Jun-21	689,632,709	619,449,704	0	41,683,005	28,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30312956	36,477,436.01	36,477,436.01	70,400,000.00	06/09/17	(463,654.61)	(0.19000)	02/28/22	08/01/27	302
6A2-D2	30312957	25,000,000.00	25,000,000.00	2,210,000,000.00	04/01/17	94,379,960.21	2.35000	09/30/21	06/01/27	I/O
6A2-D3	30312958	13,000,000.00	13,000,000.00	2,210,000,000.00	04/01/17	94,379,960.21	2.35000	09/30/21	06/01/27	I/O
7	30312959	37,000,000.00	37,000,000.00	144,300,000.00	03/24/17	6,040,465.86	1.64000	12/31/20	05/01/22	I/O
9	30312960	28,500,000.00	28,500,000.00	255,600,000.00	02/01/22	21,226,119.51	5.64000	--	08/05/22	I/O
12	30298907	23,769,844.67	23,769,844.67		--	5,305,306.98	1.67000	--	08/05/27	I/O
Totals		163,747,280.68	163,747,280.68	4,890,300,000.00		220,868,158.16

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	30312956	LO	CA	02/25/22	98

5/02/2022: Loan transferred to MLS Special Servicing 2-25-2022 due to Imminent Default and Delinquent Franchise Fees. Loan is secured by a 300 room Embassy Suites located in Santa Ana, CA. Borrower executed a PNL and a modification proposal is pending. Lender sent a Default Letter on 3/23/22 due to Franchise Default for failure to pay royalties and other fees due to the Franchisor. Loan is in a cash trap and funds collected have been applied to keep the Loan current, so it

	is next due for the 6/01/22 payment, but excess cash has been insufficient to funds all of Borrower''s OpEx.

6A2-D2	30312957	OF	NY	11/02/21	3

5/10/2022 - Loan transferred to Special on 11/1/21 due to the Borrower''s bankruptcy filing on 10/31/21. The Brwr''s BK filing was simultaneous with 8 other related entities, all of which are controlled by HNA of China. The $1,200.0MM 1st mortgage is se cured by the fee interest of 245 Park, Class A, 45-story, 1,779,515 SF, building located at 245 Park Ave. in Manhattan. The $1,200.0MM 1st mgt. loan consists of a $500MM 245 Park Trust Loan and Companion Loans that total

$700MM. The BK court has approve d a change in the property manager which took place in February. Brwr filed a 12/31/20 app. in BK court with a a value of $2.05 billion. The Brwr and Lender have agreed to a final cash collateral order which requires the Brwr to make the monthly debt se rvice & reserve payments, as required in the loan documents. The CCO also requires the Brwr to pay all of the Lenders collection cost, legal fees, and any monthly servicer fees, as they accrue, so that there should be no advances by the Trust. The Brwr has not yet filed any BK plan, disclosure statement, or any of their BK schedules but has indicated they plan to seek an extension of the period of exclusivity.

6A2-D3	30312958	Various	Various	11/02/21	3

5/10/2022 - Loan transferred to Special on 11/1/21 due to the Borrower''s bankruptcy filing on 10/31/21. The Brwr''s BK filing was simultaneous with 8 other related entities, all of which are controlled by HNA of China. The $1,200.0MM 1st mortgage is se cured by the fee interest of 245 Park, Class A, 45-story, 1,779,515 SF, building located at 245 Park Ave. in Manhattan. The $1,200.0MM 1st mgt. loan consists of a $500MM 245 Park Trust Loan and Companion Loans that total

$700MM. The BK court has approve d a change in the property manager which took place in February. Brwr filed a 12/31/20 app. in BK court with a a value of $2.05 billion. The Brwr and Lender have agreed to a final cash collateral order which requires the Brwr to make the monthly debt se rvice & reserve payments, as required in the loan documents. The CCO also requires the Brwr to pay all of the Lenders collection cost, legal fees, and any monthly servicer fees, as they accrue, so that there should be no advances by the Trust. The Brwr has not yet filed any BK plan, disclosure statement, or any of their BK schedules but has indicated they plan to seek an extension of the period of exclusivity.

7	30312959	RT	OK	05/09/22	98
	Loan is transferring to the Special Servicer due to Maturity default. Loan matured 5-1-2022. (Balloon Payment/Maturity Default).

9	30312960	LO	IL	04/22/20	2

5/11/2022 - Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan has been accelerated and FC has been filed. MSJ has been filed. Discussions with Borrower are ongoing and litigation

	is ongoing.

12	30298907	98	Various	06/06/19	5

5/3/2022: The loan is part of a 3 loan pari passu relationship. The notes transferred to Special Servicing 6/6/19 due to payment default. The borrower filed Chapter 11 Bankruptcy on 7/22/2019. The court confirmed the creditor’s liquidating plan on

9/8/21. The debtor turned over the DIP account funds to Midland and tenants are submitting rent payments to the lockbox account. The loan is secured by the borrower’s leased fee interest in the land underneath 7 hotels. The leasehold control of the hotels has tr ansitioned to the leasehold lenders. The Cromwell property was sold on 10/18/21 and the Albany property was sold on 11/29/21. The marketing of the remaining 5 properties was launched in December 2021 pursuant to the

	confirmed BK plan. A buyer has been sel ected for the note and the loan sale agreement is being negotiated.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3A2	30312865	29,898,702.83	4.95000%	29,898,702.83	4.95000%	10	11/10/20	11/12/20	11/30/20
3A3	30312866	19,932,468.55	4.95000%	19,932,468.55	4.95000%	10	11/10/20	11/12/20	11/30/20
5	30312956	37,657,426.71	4.81000%	37,657,426.71	4.81000%	8	05/27/20	04/01/20	06/01/20
5	30312956	0.00	4.81000%	0.00	4.81000%	8	03/08/21	06/01/20	03/09/21
5	30312956	0.00	4.81000%	0.00	4.81000%	8	04/08/21	06/01/20	04/15/21
5	30312956	0.00	4.81000%	0.00	4.81000%	8	07/23/21	07/23/21	08/17/21
16	30312971	15,096,968.40	5.30000%	15,096,968.40	5.30000%	10	04/28/20	04/06/20	05/01/20
16	30312971	0.00	5.30000%	0.00	5.30000%	8	04/30/21	02/01/21	05/17/21
Totals		102,585,566.49		102,585,566.49
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	7,610.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	5,937.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	(165.07)	0.00	0.00	0.00	0.00	0.00	40.57	0.00	0.00	0.00
Total	0.00	0.00	13,383.05	0.00	0.00	0.00	0.00	0.00	40.57	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		13,423.62

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27